Equity (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Options granted
Weighted average fair value of options granted		$ 42.85
Number of options exercised	91,528	116,609
Increase in equity	$ 2.0	$ 1.0
Stock option term	10 years
Vesting period	4 years
Unrecognized compensation cost	31.3
Weighted average period for recognition	1 year 3 months 18 days
Restricted Stock Units [Member]
Options granted	52,460	6,247
Unrecognized compensation cost	$ 52.5
Weighted average period for recognition	3 years 3 months 18 days